Intangible Assets - Summary of Goodwill by Cash Generating Units (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Cash_Generating_Units	Dec. 31, 2018 EUR (€) Cash_Generating_Units
Disclosure of information for cash-generating units [line items]
Cash-generating units	25	26
Goodwill | €	€ 8,094	€ 8,116
Europe Materials [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	2,354	2,280
Americas Materials [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	3,558	3,441
Building Products [member]
Disclosure of information for cash-generating units [line items]
Goodwill | €	€ 2,182	€ 2,395
Cash generating unit [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	25	26
Cash generating unit [member] | Europe Materials [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	16	16
Cash generating unit [member] | Americas Materials [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	7	7
Cash generating unit [member] | Building Products [member]
Disclosure of information for cash-generating units [line items]
Cash-generating units	2	3